Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,980	£ 7,624	£ 5,788
Other income	62	69	40
Other comprehensive income	32	(2,571)	(1,685)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(107)	(459)
Other income	(1)	8
Other comprehensive income	0	0
Total	(108)	(451)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	1	(1)
Other comprehensive income	0	0
Total	1	(1)
Level 3 | Net derivatives financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(107)	(80)
Other income	0	0
Other comprehensive income	0	0
Total	(107)	(80)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	8
Other income	0	0
Other comprehensive income	0	0
Total	0	8
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(38)	55
Other income	(3)	0
Other comprehensive income	0	0
Total	(41)	55
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	10	(290)
Other income	0	0
Other comprehensive income	0	0
Total	10	(290)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	4,310	5,603	£ 3,999
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	28	(152)
Other income	1	9
Other comprehensive income	0	0
Total	29	(143)
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	£ 0	£ 0